LENED, INC.
                                   -----------

                             REPORT TO STOCKHOLDERS
                             ----------------------

                              FINANCIAL STATEMENTS
                              --------------------

                                 MARCH 31, 2002
                                 --------------

                                   LENED, INC.
                                   -----------
                             REPORT TO STOCKHOLDERS
                             ----------------------
                              FINANCIAL STATEMENTS
                              --------------------
                                TABLE OF CONTENTS
                                -----------------
                                 MARCH 31, 2002
                                 --------------


                                                                   PAGE
                                                                   ----

ACCOUNTANT'S REPORT                                                  1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                   2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME                                                               3

STATEMENTS OF CHANGES IN NET ASSETS                                  4

STATEMENTS OF CASH FLOWS                                             5

NOTES TO FINANCIAL STATEMENTS                                       6-13

                      [LETTERHEAD OF STUART M. FRIED, CPA]




                               ACCOUNTANT'S REPORT
                               -------------------


To the Board of Directors and
Stockholders of Lened, Inc.
New York, New York

I have reviewed the accompanying statement of assets, liabilities and capital securities of Lened, Inc. (A New Jersey corporation) as of March 31, 2002, and the related statements of operations, undistributed net income and statements of changes in net assets and cash flows for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information in these financial statements is the representation of Lened, Inc. The statement of assets, liabilities and capital securities as of March 31, 2002 has been derived from and does not include all of the disclosures contained in the financial statements for the year ended September 30, 2001. Those financial statements were audited by me and my report thereon, dated November 18, 2001, expressed an unqualified opinion on them.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an examination in accordance with generally accepted auditing standards (which will be performed for the full year), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based on my review, I am not aware of any material modifications that should be made to the statement of assets, liabilities and capital securities as of March 31, 2002 and the related statements of operations, undistributed net income
(loss) and net unrealized gain (loss) on investments and cash flows for the six months ended March 31, 2002 for them to be in conformity with generally accepted accounting principles.




                                                            STUART M. FRIED, CPA

W. Caldwell, New Jersey
May 23, 2002

                                   LENED, INC.
                                   -----------
                        STATEMENTS OF ASSETS, LIABILITIES
                        ---------------------------------
                             AND CAPITAL SECURITIES
                             ----------------------


                                     ASSETS
                                     ------

                                                        SIX MONTHS
                                                           ENDED     YEAR ENDED
                                                          3/31/02     9/30/01
                                                        ----------   ----------
INVESTMENT IN MUNICIPAL BONDS,
 with accrued interest, at fair market
 value (amortized cost $1,590,456
 and $1,701,516) (Note 1)                               $1,634,444   $1,774,177
Cash                                                         3,082        1,231
Investment in JP Morgan New York Tax-Free
 Money Market Fund (1.19% avg. interest rate)              162,973       81,535
Prepaid expenses                                               879        1,602
                                                        ----------   ----------

                                                        $1,801,378   $1,858,545
                                                        ==========   ==========


                       LIABILITIES AND CAPITAL SECURITIES
                       ----------------------------------

LIABILITIES
  Dividends payable                                     $        0   $   60,600
  Other current liabilities                                  9,551        8,859
                                                        ----------   ----------

                                                             9,551       69,459
                                                        ----------   ----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
  Common stock, no par value, 25,200 shares
   authorized, 18,960 issued and outstanding            $   22,500   $   22,500
  Paid-in capital                                          144,732      144,732
  Retained earnings                                      1,572,256    1,571,717
  Undistributed net income (loss)                           31,143          539
unrealized appreciation (depreciation) of  investments      21,196       49,598
                                                        ----------   ----------
Total stockholders' equity (equivalent to
$94.50 per share at 3/31/02 and $94.36
per share at 9/30/01)                                    1,791,827    1,789,086
                                                        ----------   ----------

                                                        $1,801,378   $1,858,545
                                                        ==========   ==========

See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF OPERATIONS,
                            -------------------------
                            UNDISTRIBUTED NET INCOME
                            ------------------------



                                                      SIX MONTHS   YEAR ENDED
                                                     ENDED 3/31/02   9/30/01
                                                     ------------- ----------
INVESTMENT INCOME:

 INCOME:
  Interest income on tax free municipals                $ 40,803    $ 82,368
  Dividend income - tax free                                 435       1,367
                                                        --------    --------

                                                          41,238      83,735
                                                        --------    --------
EXPENSES:
  Custodial fees (Note 4)                                  1,089       1,833
  Audit fees                                               1,400       2,700
  Legal fees                                               1,300       5,218
  Taxes other than income taxes                              330         290
  Office expense                                           5,152      10,923
  Insurance                                                  748       1,302
  Filing fees                                                  0         250
                                                        --------    --------

                                                          10,019      22,516
                                                        --------    --------

INVESTMENT INCOME                                         31,219      61,219

Net realized gain (loss) from investment transactions        (38)          0
                                                        --------    --------

INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX                                       31,181      61,219

Less: Federal income taxes                                    38          80
                                                        --------    --------

NET INVESTMENT INCOME                                     31,143      61,139

Less: Dividends paid                                           0      60,600
                                                        --------    --------

UNDISTRIBUTED NET INCOME                                $ 31,143    $    539
                                                        ========    ========




UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                                         $ 21,196    $ 49,598
                                                        ========    ========


See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------


                                              SIX MONTHS      YEAR ENDED
                                             ENDED 3/31/02      9/30/01
                                             -------------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income - net                    $    31,181     $    61,139
   Net realized gain (loss) on investments            (38)              0
   Change in unrealized appreciation
     (depreciation)                               (28,402)         54,119
                                              -----------     -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           2,741         115,258

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                   0          60,600
                                              -----------     -----------

TOTAL INCREASE                                      2,741          54,658

NET ASSETS BEGINNING OF PERIOD                  1,789,086       1,734,428
                                              -----------     -----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $31,143 and
$539, respectively                            $ 1,791,827     $ 1,789,086
                                              ===========     ===========


DIVIDENDS PER SHARE                           $         0     $      3.20
                                              ===========     ===========



See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF CASH FLOWS
                            ------------------------
                                INCREASE IN CASH
                                ----------------


                                                          SIX MONTHS  YEAR ENDED
                                                        ENDED 3/31/02   9/30/01
                                                        ------------- ----------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                              $  31,143   $  61,139
  Adjustments to reconcile net income to net
  cash provided (used) by operating activities:
     Changes in assets and liabilities:
       (Increase) Decrease in municipal bonds with
         accrued interest at fair market value                1,331       3,931
       (Increase) Decrease in JP Morgan New York
         Tax Free Money Market Fund                         (81,438)    (46,561)
       (Increase) Decrease in prepaid expenses                  723        (309)
       Increase (Decrease) in other current liabilities         692         (22)
       Realized (gain) loss from investment transactions
        included in net income                                   38           0
                                                          ---------   ---------

NET CASH PROVIDED BY OPERATING ACTIVITIES                   (47,511)     18,178
                                                          ---------   ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Maturities of Securities                                  110,000     150,000
  Purchase of Securities                                          0    (100,854)
  Realized gain (loss) from investment transactions             (38)          0
                                                          ---------   ---------

NET CASH PROVIDED BY INVESTING
ACTIVITIES                                                  109,962      49,146
                                                          ---------   ---------

NET CASH USED BY FINANCING ACTIVITIES:
  Dividends paid                                            (60,600)    (66,900)
                                                          ---------   ---------

NET INCREASE IN CASH AND                                      1,851         424
CASH EQUIVALENTS

CASH - BEGINNING OF PERIOD                                    1,231         807
                                                          ---------   ---------

CASH - END OF PERIOD                                      $   3,082   $   1,231
                                                          =========   =========


SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

  Cash paid during the period for:
     Income taxes                                         $     308   $     350




See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2002
                                 --------------



NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

       (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

       (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

       (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2002
                                 --------------



NOTE 1- SIGNIFICANT ACCOUNTING POLICIES - (Continued)
-----------------------------------------------------


        (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

        (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value. At March 31, 2002

                    Unrealized Appreciation of Bonds totaled      $  31,970
                    Unrealized Depreciation of Bonds totaled         10,774
                                                                  ---------
                    Net Unrealized Appreciation of Investments    $  21,196
                                                                  =========

NOTE 2 - PURCHASES, SALES AND REDEMPTIONS OF SECURITIES
-------------------------------------------------------

Securities exclusive of JP Morgan New York Tax Free Money Market Fund purchased by the Company amounted to $0 for the six months ended March 31, 2002 and $100,854 for the year ended September 30, 2001. Sales of securities exclusive of JP Morgan New York Tax Free Money Market Fund amounted to $110,000 for the six months ended March 31, 2002 and $150,000 for the year ended September 30, 2001.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $0 ($0 per share) and $60,600 ($3.20 per share) for the six months ended March 31, 2002 and the year ended September 30, 2001 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the six months ended March 31, 2002, the Company was charged an aggregate of $1,089, and $1,833 for the year ended September 30, 2001.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2002
                                 --------------



NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                            SIX MONTHS         YEAR ENDED
                                           ENDED 3/31/02         9/30/01
                                           -------------       -----------
Investment income                           $      2.17        $      4.42
Operating expenses                                  .53               1.19
                                            -----------        -----------

INVESTMENT INCOME BEFORE FEDERAL                   1.64               3.23
 INCOME TAX

FEDERAL INCOME TAX                                    0                  0
                                            -----------        -----------

INVESTMENT INCOME - NET                            1.64               3.23

Dividends to shareholders                             0               3.20
                                            -----------        -----------

                                                   1.64                .03

Realized and unrealized gain (loss)
 on investments - net                             (1.50)              2.85
                                            -----------        -----------

CHANGE IN NET VALUE                                 .14               2.88

NET ASSET VALUE:
  Beginning of period                             94.36              91.48
                                            -----------        -----------

  End of period                             $     94.50        $     94.36
                                            ===========        ===========

Ratio of operating expenses to
 average net assets                                .005                .01

Ratio of investment income net to
 average net assets                                .023%              .047%

Portfolio turnover                                    0%              5.62%

Number of shares outstanding at end
 of period                                       18,960             18,960

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2002
                                 --------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------
Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/02 (FSA)                       $ 45,000            $ 45,049          $ 46,097

Chicago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                                     80,000              80,284            79,570

Clayton Cnty GA Hsg
Auth, Multifa
DD 07/01/97  4.55%  Due 07/01/02
Pointe Clear Apts Proj                                     45,000              45,000            45,768

Connecticut St Res Recovery Rev
DD 0/18/01 4.50% Due 11/15/11
OID Call Mid Conn Sys Sub Ser A                            70,000              69,996            67,197

Dade Cnty Fla Res Recovery FAC
DD 09/01/96  5.0% Due 10/01/03
REF (AMBAC) Rev                                            90,000              89,888            94,951

District  Columbia G/O
DD 05/01/93  5.625% Due 6/1/02
Ref-A OID                                                 50,000               50,006            51,263

District  Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                          50,000               50,956            54,075

District Columbia G/O
DD 05/01/93 5.625% Due 6/1/02
Ref- Ser A (FSA- CR)                                      90,000               90,080            92,261


                                       -9-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2002
                                 --------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFILLIATED ISSUERS - (Continued)
------------------------------------------------------------------------


                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------

Falcon Heights Minn G/O
DD 06/01/99  4.10%  Due 02/01/05
Impt - SER A                                              25,000               25,000            25,574

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                                       80,000               79,842            81,316

Grand Folks N D Health Care Sys
DD 06/01/97  5.5%  Due 08/15/07
Altru Health Sys Oblig Group                              80,000               82,286            85,066

Greater Richmond Convention Ctr
DD 02/01/00  5.50%  due 06/15/07
Hotel Tax Rev Ctr Expansion PJ                            65,000               65,745            69,597

Greenville Hosp Sys S C Hosp Fac
DD 03/01/96 4.9% Due 05/01/03
Ser B                                                     95,000               95,001            99,149

Maryland St Cmnty Dev Admin Dept.
DD 06/01/97  4.6% Due 1/01/03
Hsg-Ser A                                                 30,000               30,000            30,815

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                           30,000               30,000            31,442


                                      -10-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2002
                                 --------------



NOTE 7 - INVESTMENTS IN SECURITIES OFUNAFFILIATED ISSUERS - (Continued)
-----------------------------------------------------------------------

                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------

Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                                    40,000                39,999            40,002

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                               60,000                60,373            62,197

New Jersey Sr EDL Facs
Auth Rev. DD 06/15/93
5.375% Due 07/01/05
Call OID Ser A                                           30,000                30,183            31,496

Newport Muni Util
Dist. TX  GLO
DD 8/1/99 5.25% Due 4/1/14
Call FSA Ref Waterwrks & SWR                             30,000                30,808            31,406

New York City G/O
DD 06/11/98  4.5%  Due 05/15/05
Series I                                                 25,000                25,000            26,018

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                                60,000                60,000            62,275

Pennsylvania St Tpk Comm Rev
DD 08/01/92  5.7%  Due 12/01/06
Call OID Ser  (FGIC)                                     25,000                25,200            26,526



                                      -11-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2002
                                 --------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                               80,000                80,000            81,209

Pierce County Wash Swr
DD 07/01/93 5.2% DUE 02/01/05
Call Ref & Impt OID                                      25,000                25,106            25,489

Port Houston Auth Tex
Harris DD 10/01/98  4.0%
Due 10/01/06  OID 6/0
Amt. SER-A                                               75,000                74,567            75,677

Puerto Rico Comwlth Rev
DD  05/15/00  5.25%  Due 07/01/10
MBIA Hwy & Transn Series B                               25,000                24,911            27,015

Sarasota Cnty Fla Util Sys Rev
DD 01/01/93  5.7%  Due 10/01/05
Call Ref FGIC OID                                        15,000                15,106            15,885

Sedalia Mo Hosp Rev
DD 07/01/97  4.6%  Due 03/01/03
Call Bothwell Regl Health Ctr                            50,000                50,000            51,164

South Brunswick Twp NJ
DD 08/01/93  5.0%  Due 08/01/06
Call Ref G/O OID                                         20,000                20,073            20,876



                                      -12-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2002
                                 --------------


                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------

Trinity Riv Auth Tx Big Bear
DD 02/15/96  4.5%  Due 02/01/03
Ref-Wastewtr Sys Contract MBIA                           75,000                75,000             76,889

Wyoming County Dev. Auth Hsg Rev
DD  07/02/97  5.20%  Due 06/01/07
Ser 4                                                    25,000                24,997             26,180
                                                     ----------            ----------


TOTAL INVESTMENT - 91.2%                             $1,585,000            $1,590,456          1,634,444
                                                     ==========            ==========

OTHER ASSETS LESS LIABILITIES - 8.8%                                                             157,383
                                                                                              ----------

NET ASSETS - 100%                                                                             $1,791,827
                                                                                              ==========

NET ASSET VALUE PER SHARE                                                                     $    94.51
                                                                                              ==========

OUTSTANDING SHARES AT MARCH 31, 2002                                                              18,960
                                                                                              ==========

 *  Includes accrued interest



                                      -13-